Selected Operating Expenses and Additional Information - Personnel Expenses for All Payroll Employees (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Wages and salaries	€ 985,883	€ 835,563	€ 711,039
Social security expenses	81,721	69,839	58,180
Pension and retirement expenses	71,316	60,275	50,298
Share-based payments	63,380	52,371	18,714
Personnel expenses	€ 1,202,300	€ 1,018,048	€ 838,231